Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 135	$ 22,640		$ (9,022)	$ 13,753
Balance (in Shares) at Dec. 31, 2021	135,034,564
Balance at December 31, 2021, after effect of Business Combination	$ 1	22,774		(9,022)	13,753
Balance at December 31, 2021, after effect of Business Combination (in Shares)	13,097,404
Stock-based compensation		1,155			1,155
Stock-based compensation (in Shares)	72,744
Net loss				(2,912)	(2,912)
Balance at Dec. 31, 2022	$ 1	23,929		(11,934)	$ 11,996
Balance (in Shares) at Dec. 31, 2022	13,170,148				13,170,148
Retroactive application of recapitalization	$ (134)	134
Retroactive application of recapitalization (in Shares)	(121,937,160)
Issuance of common stock upon Business Combination	$ 1	(2,375)			(2,374)
Issuance of common stock upon Business Combination (in Shares)	1,154,173
Issuance of common stock to settle accounts payable		150			150
Issuance of common stock to settle accounts payable (in Shares)	33,333
Issuance of shares for transaction costs		4,350			4,350
Issuance of shares for transaction costs (in Shares)	966,667
Private placement equity issuance		3,351			3,351
Private placement equity issuance (in Shares)	744,667
Financing equity issuance		101			101
Financing equity issuance (in Shares)	40,000
Stock option exercises		316			$ 316
Stock option exercises (in Shares)	155,629				126,247
Cumulative translation adjustment			12		$ 12
Stock-based compensation		1,243			1,243
Stock-based compensation (in Shares)	30,318
Net loss				(20,854)	(20,854)
Balance at Dec. 31, 2023	$ 2	$ 31,065	$ 12	$ (32,788)	$ (1,709)
Balance (in Shares) at Dec. 31, 2023	16,294,935				16,294,935